Quarterly Holdings Report
for
Fidelity® Pacific Basin Fund
July 31, 2023
PAF-NPRT3-0923
1.804825.119
Common Stocks - 93.1%
	Shares	Value ($)
Australia - 7.4%
Aristocrat Leisure Ltd.	196,979	5,203,784
carsales.com Ltd.	243,614	4,067,979
Cogstate Ltd. (a)	1,850,629	1,765,156
Flight Centre Travel Group Ltd. (a)	270,111	4,240,102
HUB24 Ltd.	247,352	4,675,358
Macquarie Group Ltd.	91,015	10,699,197
National Australia Bank Ltd.	439,197	8,413,280
National Storage REIT unit	3,358,160	5,233,169
Newcrest Mining Ltd.	332,402	5,962,282
Santos Ltd.	1,050,151	5,650,855
TOTAL AUSTRALIA		55,911,162
China - 20.9%
Alibaba Group Holding Ltd. (a)	2,298,300	29,370,863
Alibaba Group Holding Ltd. sponsored ADR (a)	127,400	13,015,184
Antengene Corp. (a)(b)	6,727,211	1,328,380
Centre Testing International Group Co. Ltd. (A Shares)	1,916,909	5,394,225
Chervon Holdings Ltd.	1,845,200	6,908,646
Kweichow Moutai Co. Ltd. (A Shares)	33,200	8,741,006
Li Ning Co. Ltd.	697,500	4,203,477
PDD Holdings, Inc. ADR (a)	97,900	8,793,378
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	130,399	5,403,778
Shenzhou International Group Holdings Ltd.	632,400	6,653,300
Silergy Corp.	352,000	3,689,259
Tencent Holdings Ltd.	738,900	33,960,696
Trip.com Group Ltd. ADR (a)	178,900	7,342,056
Vnet Group, Inc. ADR (a)	1,650,367	4,901,590
Wuxi Biologics (Cayman), Inc. (a)(b)	1,454,000	8,221,852
Zai Lab Ltd. (a)	2,452,600	7,500,044
Zhejiang Hechuan Technology Co. Ltd.	663,500	3,267,896
TOTAL CHINA		158,695,630
Hong Kong - 4.1%
AIA Group Ltd.	2,210,400	22,114,481
China Metal Recycling (Holdings) Ltd. (a)(c)	2,572,200	3
Oriental Watch Holdings Ltd.	2,381,424	1,367,985
Prudential PLC	566,600	7,867,996
TOTAL HONG KONG		31,350,465
India - 4.1%
Delhivery Private Ltd. (a)	785,400	3,811,921
HDFC Bank Ltd.	493,053	9,899,630
HDFC Standard Life Insurance Co. Ltd. (b)	887,000	6,976,604
One97 Communications Ltd. (a)	718,900	6,996,687
Zomato Ltd. (a)	3,380,400	3,456,854
TOTAL INDIA		31,141,696
Japan - 40.9%
Astellas Pharma, Inc.	415,800	6,079,973
BayCurrent Consulting, Inc.	110,500	3,563,589
Daiichikosho Co. Ltd.	269,600	5,437,860
DENSO Corp.	249,400	17,322,050
Digital Hearts Holdings Co. Ltd.	85,700	840,344
Fast Retailing Co. Ltd.	30,300	7,573,669
FUJIFILM Holdings Corp.	85,600	4,962,171
Fujitsu Ltd.	39,200	5,065,842
Funai Soken Holdings, Inc.	257,200	4,763,800
Hitachi Ltd.	274,700	17,953,542
Hoya Corp.	135,100	15,697,487
Idemitsu Kosan Co. Ltd.	127,200	2,682,318
INPEX Corp.	942,200	12,136,376
Iriso Electronics Co. Ltd.	128,900	3,574,389
JTOWER, Inc. (a)(d)	129,700	6,609,672
Kakaku.com, Inc.	161,600	2,411,533
Kansai Electric Power Co., Inc.	984,600	12,942,059
Kansai Paint Co. Ltd.	290,900	4,762,282
Lifenet Insurance Co. (a)	370,100	2,788,790
Minebea Mitsumi, Inc.	401,500	7,416,736
Misumi Group, Inc.	262,100	4,779,942
Mitsubishi Heavy Industries Ltd.	101,300	4,792,818
Money Forward, Inc. (a)	122,200	5,276,594
Nomura Research Institute Ltd.	296,700	8,430,707
NSD Co. Ltd.	228,200	4,464,068
Open House Group Co. Ltd.	177,300	6,734,820
ORIX Corp.	917,700	17,616,692
Outsourcing, Inc.	357,900	3,649,063
Pan Pacific International Holdings Ltd.	299,500	5,913,580
Renesas Electronics Corp. (a)	830,700	16,027,394
Resona Holdings, Inc.	1,154,800	6,285,995
Shin-Etsu Chemical Co. Ltd.	549,000	18,086,724
SMS Co., Ltd.	272,600	5,771,421
Sony Group Corp.	204,100	19,117,281
TechnoPro Holdings, Inc.	325,300	8,422,038
Tokio Marine Holdings, Inc.	491,300	11,297,437
Tsuruha Holdings, Inc.	51,300	3,935,891
Z Holdings Corp.	3,041,400	8,461,576
ZOZO, Inc.	376,300	7,332,117
TOTAL JAPAN		310,980,640
Korea (South) - 0.3%
Db Insurance Co. Ltd.	37,728	2,229,334
LG Corp.	5,194	339,432
TOTAL KOREA (SOUTH)		2,568,766
Malaysia - 0.5%
MR DIY Group M Sdn Bhd (b)	10,785,800	3,516,329
New Zealand - 0.7%
Ryman Healthcare Ltd.	1,276,611	5,399,670
Philippines - 2.1%
Ayala Land, Inc.	12,153,200	6,063,323
Robinsons Land Corp.	36,857,400	10,066,661
TOTAL PHILIPPINES		16,129,984
Singapore - 1.7%
Genting Singapore Ltd.	2,928,200	2,069,944
Sea Ltd. ADR (a)	84,600	5,627,592
United Overseas Bank Ltd.	226,100	5,117,962
TOTAL SINGAPORE		12,815,498
Taiwan - 7.9%
eMemory Technology, Inc.	134,000	7,894,620
Taiwan Semiconductor Manufacturing Co. Ltd.	2,914,000	52,520,421
TOTAL TAIWAN		60,415,041
United States of America - 2.5%
GI Dynamics, Inc. (a)(c)	111,225	1
Legend Biotech Corp. ADR (a)	79,500	6,003,840
Parade Technologies Ltd.	141,000	4,119,926
ResMed, Inc. CDI	328,799	7,429,538
Space Exploration Technologies Corp. Class A (a)(c)(e)	22,539	1,825,659
TOTAL UNITED STATES OF AMERICA		19,378,964
TOTAL COMMON STOCKS (Cost $579,831,276)		708,303,845

Preferred Stocks - 5.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	87,773	687,263
Nonconvertible Preferred Stocks - 5.1%
Korea (South) - 5.1%
Samsung Electronics Co. Ltd.	867,100	38,953,401
TOTAL PREFERRED STOCKS (Cost $44,455,740)		39,640,664

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	9,674,473	9,676,408
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	7,067,834	7,068,541
TOTAL MONEY MARKET FUNDS (Cost $16,744,949)		16,744,949

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $641,031,965)	764,689,458
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(4,069,692)
NET ASSETS - 100.0%	760,619,766

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,043,165 or 2.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,512,922 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,246,653

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,437,725

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	15,775,672	199,205,996	205,305,260	385,443	-	-	9,676,408	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	9,708,475	137,229,753	139,869,687	37,214	-	-	7,068,541	0.0%
Total	25,484,147	336,435,749	345,174,947	422,657	-	-	16,744,949

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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